Commission and Fee Income (Tables)	12 Months Ended
Dec. 31, 2024
Commissions and Fee Income [Abstract]
Commission and Fee Income and Expense [text block table]	in € m. 2024 2023 2022 Net commissions and fee income and expense: Commissions and fee income 13,190 11,657 12,512 Commissions and fee expense 2,818 2,452 2,675 Net commissions and fee income 10,372 9,206 9,838
Disaggregation of revenues by product type and business segment based on IFRS 15 [text block table]
Disaggregation of revenues by product type and business segment
	Dec 31,2024
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	215	54	265	16	(0)	550
Commissions for assets under management	20	0	416	3,805	(0)	4,242
Commissions for other securities	451	0	38	1	0	491
Underwriting and advisory fees	53	1,640	6	0	66	1,764
Brokerage fees	21	327	1,052	39	1	1,440
Commissions for local payments	550	13	909	0	(9)	1,464
Commissions for foreign commercial business	483	32	20	0	(34)	502
Commissions for foreign currency/exchange business	6	0	4	0	(0)	10
Commissions for loan processing and guarantees	697	365	270	0	1	1,334
Intermediary fees	30	1	402	0	11	444
Fees for sundry other customer services	320	419	87	117	6	949
Total commissions and fee income	2,848	2,852	3,470	3,978	42	13,190
Commissions and fee expense						(2,818)
Net commissions and fee income						10,372

	Dec 31,2023
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	204	55	247	11	(2)	515
Commissions for assets under management	18	0	362	3,527	(0)	3,907
Commissions for other securities	461	0	37	1	1	499
Underwriting and advisory fees	43	1,093	16	0	4	1,156
Brokerage fees	19	280	971	33	(20)	1,282
Commissions for local payments	488	0	995	0	1	1,484
Commissions for foreign commercial business	475	27	22	0	(27)	497
Commissions for foreign currency/exchange business	6	0	4	0	(0)	10
Commissions for loan processing and guarantees	646	329	230	0	1	1,207
Intermediary fees	28	3	364	0	10	405
Fees for sundry other customer services	248	290	41	117	0	695
Total commissions and fee income	2,635	2,078	3,288	3,689	(33)	11,657
Commissions and fee expense						(2,452)
Net commissions and fee income						9,206

Prior year’s comparatives aligned to presentation in the current year.
	Dec 31,2022
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	218	33	254	17	(3)	520
Commissions for assets under management	18	1	363	3,642	(0)	4,024
Commissions for other securities	512	(0)	47	0	0	559
Underwriting and advisory fees	35	1,373	12	0	(52)	1,368
Brokerage fees	19	253	1,164	65	(1)	1,501
Commissions for local payments	479	3	1,006	0	8	1,497
Commissions for foreign commercial business	466	33	62	0	(5)	556
Commissions for foreign currency/exchange business	15	0	5	0	(0)	19
Commissions for loan processing and guarantees	618	298	292	0	5	1,213
Intermediary fees	23	2	523	0	13	562
Fees for sundry other customer services	282	277	10	122	4	695
Total commissions and fee income	2,684	2,273	3,739	3,847	(30)	12,512
Commissions and fee expense						(2,675)
Net commissions and fee income						9,838

Prior year’s comparatives aligned to presentation in the current year.